Derivative Instruments - Summary of Financial Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Aug. 23, 2021 INR (₨)	Mar. 31, 2021 INR (₨)
Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	₨ 4,209	$ 55		₨ 1,070
Share Warrants [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	2,486		₨ 1,747
Share Warrants [Member] | Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	2,486	33
Hedge Instruments [Member] | Financial Liabilities Measured At Fair Value Through Other Comprehensive Income Category [Member]
Disclosure Of Derivative Instruments [Line Items]
Derivative financial liabilities	₨ 1,723	$ 23		₨ 1,070